Stockholders Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
STOCKHOLDERS EQUITY

NOTE 10 – STOCKHOLDERS EQUITY

Authorized Stock

The Company has authorized 500,000,000 common shares with a par value of $0.0001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

On April 5, 2019, the Company filed a Certificate of Amendment to our Articles of Incorporation with the Secretary of State of the State of Nevada to reflect the creation of Blank Check Preferred Stock. As a result, the capital stock of the Company consisted of 500,000,000 shares of common stock, $0.0001 par value, and 100,000,000 shares of blank check preferred stock after the filling.

On October 30, 2019, 30,000,000 shares were designated to be Series A Preferred Stock out of the 100,000,000 shares of blank check preferred stock.

Common Share Issuances

On June 29, 2018, the outstanding amount of $326,348 due to Mr. Wang, CEO, and Chairman of the Company, was converted into 43,200 shares of Common Shares at $ 7.55 per share.

On June 29, 2018, the Company issued 298,518 common shares of the Company at $7.55 for proceeds of $2,255,111 to Mr. Wang, CEO, and Chairman of the Company.

On April 4, 2019, the Company’s Board of Directors and majority shareholder approved a 5 to 1 reverse stock split of all of the issued and outstanding shares of the Company’s common stock (the “Reverse Stock Split”). No fractional shares of Common Stock will be issued as a result of the reverse stock split. The Stock Split does not affect the par value or the number of authorized shares of the Company’s common stock.

On April 16, 2019, the Company filed a Certificate of Change to our Articles of Incorporation with the Secretary of State of the State of Nevada to reflect the Reverse stock Split. The reverse stock split took effect on May 7, 2019. The common shares outstanding have been retroactively restated to reflect the reverse stock split.

On October 10, 2019, and November 1, 2019, the Company issued a total of 19,000,000 shares of Series A Preferred Stock to Mr. Wang, the CEO and Chairman of the Company, in exchange for 19,000,000 shares of common stock beneficially owned by him. Following the transaction, 19,000,000 shares of common stock were canceled and returned to treasury.

On June 19, 2020, Muliang Viagoo Technology Inc. entered into a Share Exchange Agreement with Viagoo Pte Ltd. (“Viagoo”) and all the shareholders of Viagoo for the acquisition of 100% equity interest of Viagoo.

Pursuant to the Share Exchange Agreement, Muliang shall purchase from Viagoo Shareholders all of Viagoo Shareholder’s right, title and interest in and to the Viagoo’s capital stock. The aggregate purchase price for the Shares was US$2,830,800, paid in 1,011,000 shares of the Company’s restricted common stock, valued at $2.80 per share.

On June 28, 2020, the Company issued 50,000 of restricted common stock as the compensation for Shaw Cheng “David” Chong, the new Chief Financial Officer of the Company.

On December 29, 2020, the Company issued 100,000 restricted common stock to two investors for US$280,000, valued at $2.80 per share.

As of the date of this report, there were 38,502,954 shares of common stock outstanding.

Blank Check Preferred Stock

On April 4, 2019, the Company’s Board of Directors and majority shareholder approved the creation of one hundred million (100,000,000) shares of Blank Check Preferred Stock, $0.0001 par value. To the fullest extent permitted by the laws of the State of Nevada, as the same now exists or may hereafter be amended or supplemented, the Board of Directors may fix and determine the designations, rights, preferences, or other variations of each class or series within each class of preferred stock of the Company. The Company may issue the shares of stock for such consideration as may be fixed by the Board of Directors.

On April 5, 2019, the Company filed a Certificate of Amendment to the Articles of Incorporation with the Secretary of State of the State of Nevada to authorize the creation of Blank Check Preferred Stock.

On October 30, 2019, 30,000,000 shares were designated to be Series A Preferred Stock out of the 100,000,000 shares of blank check preferred stock.

Series A Preferred Stock

On October 30, 2019, the Company’s Board of Directors and majority shareholder approved to designate 30,000,000 shares as Series A Preferred Stock out of the 100,000,000 shares of blank check preferred stock, which the preferences and relative and other rights, and the qualifications, limitations or restrictions thereof, shall be set forth in the discussion below under the “Series A Preferred Stock.” A certificate of designation for the Series A Preferred Stock was filed with the Secretary of State of the State of Nevada on October 30, 2019.

The holders of Series A Preferred Stock shall not be entitled to receive dividends of any kind.

The Series A Preferred Stock shall not be subject to conversion into Common Stock or other equity authorized to be issued by the Corporation.

The holders of the issued and outstanding shares of Series A Preferred Stock shall have voting rights equal to ten (10) shares of Common Stock for each share of Series A Preferred Stock.

On November 1, 2019, the Company issued a total of 19,000,000 shares of Series A Preferred Stock to Mr. Wang, the CEO and Chairman of the Company, in exchange for 19,000,000 shares of common stock beneficially owned by him. Following the transaction, 19,000,000 shares of common stock were canceled and returned to the treasury.

As of the filing date, there were 19,000,000 shares of Series A Preferred Stock issued outstanding.

NOTE 10 – STOCKHOLDERS EQUITY

Authorized Stock

The Company has authorized 500,000,000 common shares with a par value of $0.0001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

On April 5, 2019, the Company filed a Certificate of Amendment to our Articles of Incorporation with the Secretary of State of the State of Nevada to reflect the creation of Blank Check Preferred Stock. As a result, the capital stock of the Company consisted of 500,000,000 shares of common stock, $0.0001 par value, and 100,000,000 shares of blank check preferred stock after the filling.

On October 30, 2019, 30,000,000 shares were designated to be Series A Preferred Stock out of the 100,000,000 shares of blank check preferred stock.

Common Share Issuances

On June 29, 2018, the outstanding amount $326,348 due to Mr. Wang, CEO and Chairman of the Company, were converted into 43,200 shares of Common Shares at $ 7.55 per share.

On June 29, 2018 the Company issued 298,518 common shares of the Company at $7.55 for proceeds of $2,255,111 to Mr. Wang, CEO and Chairman of the Company.

On April 4, 2019, the Company’s Board of Directors and majority shareholder approved a 5 to 1 reverse stock split of all of the issued and outstanding shares of the Company’s common stock (the “Reverse Stock Split”). No fractional shares of Common Stock will be issued as a result of the reverse stock split. The Stock Split does not affect the par value or the number of authorized shares of common stock of the Company.

On April 16, 2019, the Company filed a Certificate of Change to our Articles of Incorporation with the Secretary of State of the State of Nevada to reflect the Reverse stock Split. The reverse stock split took effect on May 7, 2019 The common shares outstanding have been retroactively restated to reflect the reverse stock split.

On October 10, 2019 and November 1, 2019, the Company issued a total of 19,000,000 shares of Series A Preferred Stock to Mr. Wang, the CEO and Chairman of the Company, in exchange for 19,000,000 shares of common stock beneficially owned by him. Following the transaction, 19,000,000 shares of common stock were cancelled and returned to treasury.

On June 19, 2020, Muliang Viagoo Technology Inc. entered into a Share Exchange Agreement with Viagoo Pte Ltd. (“Viagoo”) and all the shareholders of Viagoo for the acquisition of 100% equity interest of Viagoo.

Pursuant to the Share Exchange Agreement, Muliang shall purchase from Viagoo Shareholders all of Viagoo Shareholder’s right, title and interest in and to the Viagoo’s capital stock. The aggregate purchase price for the Shares was US$2,830,800, paid in 1,011,000 shares of the Company’s restricted common stock, valued at $2.80 per share.

On June 28, 2020, the Company issued 50,000 of restricted common stock as the compensation for Shaw Cheng “David” Chong, the new Chief Financial Officer of the Company.

On December 29, 2020, the Company issued 100,000 of restricted common stock to two investors for US$280,000 valued at $2.80 per share.

As of the date of this report, there were 38,502,954 shares of common stock outstanding.

Blank Check Preferred Stock

On April 4, 2019, the Company’s Board of Directors and majority shareholder approved creation of one hundred million (100,000,000) shares of Blank Check Preferred Stock, $0.0001 par value. To the fullest extent permitted by the laws of the State of Nevada, as the same now exists or may hereafter be amended or supplemented, the Board of Directors may fix and determine the designations, rights, preferences or other variations of each class or series within each class of preferred stock of the Company. The Company may issue the shares of stock for such consideration as may be fixed by the Board of Directors.

On April 5, 2019, the Company filed a Certificate of Amendment to the Articles of Incorporation with the Secretary of State of the State of Nevada to authorize the creation of Blank Check Preferred Stock.

On October 30, 2019, 30,000,000 shares were designated to be Series A Preferred Stock out of the 100,000,000 shares of blank check preferred stock.

Series A Preferred Stock

On October 30, 2019, the Company’s Board of Directors and majority shareholder approved to designate 30,000,000 shares as Series A Preferred Stock out of the 100,000,000 shares of blank check preferred stock, which the preferences and relative and other rights, and the qualifications, limitations or restrictions thereof, shall be set forth in the discussion below under the “Series A Preferred Stock”. A certificate of designation for the Series A Preferred Stock was filed with the Secretary of the State of the State of Nevada on October 30, 2019.

The holders of Series A Preferred Stock shall not be entitled to receive dividends of any kind.

The Series A Preferred Stock shall not be subject to conversion into Common Stock or other equity authorized to be issued by the Corporation.

The holders of the issued and outstanding shares of Series A Preferred Stock shall have voting rights equal to ten (10) shares of Common Stock for each share of Series A Preferred Stock.

On November 1, 2019, the Company issued a total of 19,000,000 shares of Series A Preferred Stock to Mr. Wang, the CEO and Chairman of the Company, in exchange for 19,000,000 shares of common stock beneficially owned by him. Following the transaction, 19,000,000 shares of common stock were cancelled and returned to treasury.

As of the filling date, there were 19,000,000 shares of Series A Preferred Stock issued outstanding.